Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Significant Accounting Policies [Abstract]
Schedule of estimated useful lives of property, plant and equipment

Asset	Basis	Rate
Computers, pharmacy equipment, office equipment, furnit u re and fixtures	Straight-line	20% to 25%
Leasehold improvements	Straight-line	Term of lease
Right-of-use assets	Straight-line	Term of lease